Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
21. Employee Benefit Plans
Employee Benefit Plans

21. EMPLOYEE BENEFIT PLANS

Emera maintains a number of contributory defined-benefit and defined-contribution pension plans, which cover substantially all of its employees. In addition, the Company provides non-pension benefits for its retirees. These plans cover employees in Nova Scotia, New Brunswick, Newfoundland and Labrador, Florida, New Mexico, Barbados, Dominica and Grand Bahama Island.

Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets, and the funded status for all plans were as follows:

For the	Year ended December 31
millions of Canadian dollars	2020		2019
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, January 1	$2,822	$353	$2,650	$350
Service cost	46	5	47	4
Plan participant contributions	7	5	8	5
Interest cost	84	10	102	14
Benefits paid	(135)	(27)	(130)	(23)
Actuarial losses	189	52	231	19
Settlements and curtailments	(229)	(52)	(20)	-
Foreign currency translation adjustment	(25)	(7)	(66)	(16)
Balance, December 31	2,759	339	2,822	353
Change in plan assets
Balance, January 1	2,593	56	2,300	49
Employer contributions	41	21	52	19
Plan participant contributions	7	5	8	5
Benefits paid	(135)	(27)	(130)	(23)
Actual return on assets, net of expenses	310	5	424	7
Settlements and curtailments	(191)	(7)	(7)	-
Foreign currency translation adjustment	(20)	(1)	(54)	(1)
Balance, December 31	2,605	52	2,593	56
Funded status, end of year	$(154)	$(287)	$(229)	$(297)

Plans with PBO/APBO in Excess of Plan Assets

The aggregate financial position for all pension plans where the PBO or APBO (for post-retirement benefit plans) exceeds the plan assets for the years ended December 31 is as follows:

millions of Canadian dollars		2020	2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
PBO/APBO	$2,736	$308	$2,797	$323
Fair value of plan assets	2,568	-	2,557	7
Funded status	$(168)	$(308)	$(240)	$(316)

Plans with Accumulated Benefit Obligation (“ABO”) in Excess of Plan Assets

The ABO for the defined benefit pension plans was $2,639 million as at December 31, 2020 (2019 – $2,687 million). The aggregate financial position for those plans with an ABO in excess of the plan assets for the years ended December 31 is as follows:

millions of Canadian dollars	2020	2019
	Defined benefit pension plans	Defined benefit pension plans
ABO	$1,519	$2,665
Fair value of plan assets	1,419	2,557
Funded status	$(100)	$(108)

Balance Sheet

The amounts recognized in the Consolidated Balance Sheets consisted of the following:

As at	December 31		December 31
millions of Canadian dollars	2020		2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Other current liabilities	$(4)	$(19)	$(4)	$(18)
Long-term liabilities	(163)	(290)	(206)	(254)
Long-term liabilities associated with assets held for sale (1)	-	-	(30)	(44)
Other long-term assets	13	20	11	19
Amount included in deferred income tax	(4)	(1)	(7)	1
AOCI and regulatory assets, net of tax	443	107	524	72
Net amount recognized	$285	$(183)	$288	$(224)
(1) On March 24, 2020, Emera sold Emera Maine, refer to note 4 for further details. As at December 31, 2019, Emera Maine's assets and liabilities were classified as held for sale.

Amounts Recognized in AOCI and Regulatory Assets

Unamortized gains and losses and past service costs arising on post-retirement benefits are recorded in AOCI or regulatory assets. The following table summarizes the change in AOCI and regulatory assets:

	Regulatory assets	Actuarial (gains) losses	Past service (gains) costs
millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2020	$358	$160	$(1)
Amortized in current period	(25)	(15)	1
Current year addition to AOCI or regulatory assets	(12)	14	-
Change in current year related to sale of Emera Maine	(39)	-	-
Change in foreign exchange rate	(3)	1	-
Balance, December 31, 2020	$279	$160	$-
Non-pension benefits plans
Balance, January 1, 2020	$78	$(5)	$-
Amortized in current period	-	-	-
Current year addition to AOCI or regulatory assets	48	2	-
Change in current year related to sale of Emera Maine	(13)	-	-
Change in foreign exchange rate	(3)	(1)	-
Balance, December 31, 2020	$110	$(4)	$-

	2020		2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Actuarial losses (gains)	$160	$(4)	$160	$(5)
Past service (gains) costs	-	-	(1)	-
Regulatory assets	279	110	358	78
Total AOCI and regulatory assets before deferred income taxes	439	106	517	73
Amount included in deferred income tax assets	4	1	7	(1)
Net amount in AOCI and regulatory assets	$443	$107	$524	$72

Benefit Cost Components

Emera's net periodic benefit cost included the following:

As at			Year ended December 31
millions of Canadian dollars	2020		2019
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Service cost	$46	$5	$47	$4
Interest cost	84	10	102	14
Expected return on plan assets	(141)	(1)	(147)	(2)
Current year amortization of:
Actuarial losses (gains)	15	-	16	-
Past service costs (gains)	(1)	-	(1)	-
Regulatory assets (liability)	25	-	20	(5)
Settlement, curtailments	-	-	1	-
Total	$28	$14	$38	$11

The expected return on plan assets is determined based on the market-related value of plan assets of $2,476 million as at January 1, 2020 (2019 – $2,401 million), adjusted for interest on certain cash flows during the year. The market-related value of assets is based on a five-year smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a five-year period.

Pension Plan Asset Allocations

Emera’s investment policy includes discussion regarding the investment philosophy, the level of risk which the Company is prepared to accept with respect to the investment of the Pension Funds, and the basis for measuring the performance of the assets. Central to the policy is the target asset allocation by major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset returns that meet or exceed the plan’s actuarial assumptions. The diversification of assets reduces the inherent risk in financial markets by requiring that assets be spread out amongst various asset classes. Within each asset class, a further diversification is undertaken through the investment in a broad range of investment and non-investment grade securities. Emera’s target asset allocation is as follows:

Canadian Pension Plans

Asset Class	Target Range at Market
Short-term securities	0%	to	5%
Fixed income	35%	to	50%
Equities:
Canadian	12%	to	22%
Non-Canadian	30%	to	55%

Non-Canadian Pension Plans

Asset Class	Target Range at MarketWeighted average
Fixed income	30%	to	50%
Equities	50%	to	70%

Pension Plan assets are overseen by the respective Management Pension Committees in the sponsoring companies. All pension investments are in accordance with policies approved by the respective Board of Directors of each sponsoring company.

The following tables set out the classification of the methodology used by the Company to fair value its investments:

millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
			December 31, 2020
Cash and cash equivalents	$-	$68	$-	$68	3%
Net in-transits	-	(99)	-	(99)	(4)%
Equity Securities:
Canadian equity	-	154	-	154	6%
US equity	-	380	-	380	15%
Other equity	-	243	-	243	9%
Fixed income securities:
Government	-	-	119	119	5%
Corporate	-	-	141	141	5%
Other	-	10	3	13	-%
Mutual funds	-	88	-	88	3%
Other	-	(3)	(4)	(7)	-%
Open-ended investments measured at NAV (1)	801	-	-	801	31%
Common collective trusts measured at NAV (2)	704	-	-	704	27%
Total	$1,505	$841	$259	$2,605	100%

		December 31, 2019
Cash and cash equivalents	$-	$44	$-	$44	2%
Net in-transits	-	(48)	-	(48)	(2)%
Equity securities:
Canadian equity	-	210	-	210	8%
US equity	-	388	-	388	15%
Other equity	-	176	-	176	7%
Fixed Income securities:
Government	-	-	93	93	3%
Corporate	-	-	126	126	5%
Other	-	5	9	14	-
Mutual funds	-	199	-	199	8%
Other	-	(5)	1	(4)	-%
Open-ended investments measured at NAV (1)	860	-	-	860	33%
Common collective trusts measured at NAV (2)	535	-	-	535	21%
Total	$1,395	$969	$229	$2,593	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Refer to note 16 for more information on the fair value hierarchy and inputs used to measure fair value.

Post-Retirement Benefit Plans

There are no assets set aside to pay for most of the Company’s post-retirement benefit plans. As is common practice, post-retirement health benefits are paid from general accounts as required. The primary exceptions to this is the NMGC Retiree Medical Plan, which is fully funded

Investments in Emera

As at December 31, 2020 and 2019, the assets related to the pension funds and post-retirement benefit plans do not hold any material investments in Emera or its subsidiaries securities. However, as a significant portion of assets for the benefit plan are held in pooled assets, there may be indirect investments in these securities.

Cash Flows

The following table shows the expected cash flows for defined benefit pension and other post-retirement benefit plans:

millions of Canadian dollars	Defined benefit pension plans	Non-pension benefit plans
Expected employer contributions
2021	$41	$19
Expected benefit payments
2021	140	21
2022	154	22
2023	154	22
2024	162	22
2025	170	22
2026 – 2030	914	105

Assumptions
The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
	2020		2019
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Benefit obligation – December 31:
Discount rate - past service	2.49%	2.48%	3.17%	3.27%
Discount rate - future service	2.64%	2.51%	3.21%	3.28%
Rate of compensation increase	2.89%	3.04%	3.32%	3.70%
Health care trend - initial (next year)	-	5.64%	-	6.15%
- ultimate	-	4.35%	-	4.38%
- year ultimate reached		2038		2038
Benefit cost for year ended December 31:
Discount rate - past service	3.17%	3.28%	4.05%	4.30%
Discount rate - future service	3.21%	3.28%	4.05%	4.30%
Expected long-term return on plan assets	6.29%	3.25%	6.50%	2.81%
Rate of compensation increase	3.34%	3.70%	3.30%	3.67%
Health care trend - initial (current year)	-	5.91%	-	6.39%
- ultimate	-	4.37%	-	4.45%
- year ultimate reached		2038		2035
Actual assumptions used differ by plan.

The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.

The discount rate is based on high-quality long-term corporate bonds, with maturities matching the estimated cash flows from the pension plan.

millions of Canadian dollars	Increase	Decrease
Service cost and interest cost	$-	$-
Accumulated post-retirement benefit obligation, December 31	-	-

millions of Canadian dollars	Increase	Decrease
Discount rate assumption	$-	$-
Asset rate assumption	-	-

Amounts to be Amortized in the Next Fiscal Year

The following table shows the amounts from the AOCL and regulatory assets, which are expected to be recognized as part of the net periodic benefit cost in fiscal 2021:

millions of Canadian dollars	Defined benefit pension plans	Non-pensionbenefit plans
Actuarial gains (losses)	$-	$-
Past service gains	-	-
Regulatory assets	-	-
Total	$-	$-

Defined Contribution Plan

Emera also provides a defined contribution pension plan for certain employees. The Company’s contribution for the year ended December 31, 2020 was $45 million (2019 – $34 million).